FAIR VALUE MEASUREMENTS (Details) - The Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	$ 664,873,532	$ 721,636,255
Total
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	110,463,783	134,195,293
Total | nVent Electric plc ordinary shares
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	29,922,559	25,843,927
Total | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	6,535,153	6,857,330
Total | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	61,546,377	89,267,540
Total | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	12,459,694	12,226,496
Quoted Prices in Active Markets for Identical Assets (Level 1)
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	110,463,783	134,195,293
Quoted Prices in Active Markets for Identical Assets (Level 1) | nVent Electric plc ordinary shares
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	29,922,559	25,843,927
Quoted Prices in Active Markets for Identical Assets (Level 1) | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	6,535,153	6,857,330
Quoted Prices in Active Markets for Identical Assets (Level 1) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	61,546,377	89,267,540
Quoted Prices in Active Markets for Identical Assets (Level 1) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	12,459,694	12,226,496
Significant Other Observable Inputs (Level 2)
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	0	0
Significant Other Observable Inputs (Level 2) | nVent Electric plc ordinary shares
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	0	0
Significant Other Observable Inputs (Level 2) | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	0	0
Significant Other Observable Inputs (Level 2) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	0	0
Significant Other Observable Inputs (Level 2) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	0	0
Significant Unobservable Inputs (Level 3)
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	0	0
Significant Unobservable Inputs (Level 3) | nVent Electric plc ordinary shares
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	0	0
Significant Unobservable Inputs (Level 3) | Interest-bearing cash
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	0	0
Significant Unobservable Inputs (Level 3) | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	0	0
Significant Unobservable Inputs (Level 3) | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	0	0
Fair Value Measured at Net Asset Value Per Share | Investments valued at NAV- common/collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	534,622,765	559,302,092
Fair Value Measured at Net Asset Value Per Share | Investments valued at NAV- stable value fund
EBP, Investment, Fair Value and NAV [Line Items]
Participant-directed investments — at fair value	$ 19,786,984	$ 28,138,870